PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS
5	PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS

Prepaid expenses, deposits and other current assets consist of the following:

	December 31,
	2013	2014
	RMB	RMB
Prepaid rental	101,337	107,382
Rental deposits	244	1,681
Prepayments for purchases of merchandise	25,359	98,501
Advances to employees	3,077	3,395
Deferred tax charge on unrealized profits on inter-company sales	16,337	8,805
Store consumables and supplies	12,235	11,684
Accrued interest income	4,445	2,921
Dividend receivable from cost method investee	-	4,262
Other prepaid expenses and deposits	6,176	6,623

	169,210	245,254